Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment consist of the following components:

(Millions of US dollars) Cost or valuation:	Land	Buildings	Machinery and Equipment	Construction in Progress [1]	Total
At 31 March 2018	$68.2	$346.8	$1,236.1	$178.9	$1,830.0
Additions[2]	1.6	58.9	203.6	76.7	340.8
Acquisitions	19.2	44.1	159.5	7.5	230.3
Transfers[3]	—	(6.0)	2.2	(6.5)	(10.3)
Disposals[4]	(0.2)	(5.9)	(48.1)	(1.2)	(55.4)
Exchange differences	(5.0)	(5.1)	(45.7)	1.8	(54.0)
At 31 March 2019	$83.8	$432.8	$1,507.6	$257.2	$2,281.4
Additions[2]	0.3	13.9	152.3	19.3	185.8
Transfers[3]	—	0.7	3.1	(4.9)	(1.1)
Disposals[4]	—	(1.7)	(55.3)	0.2	(56.8)
Impairment	—	(0.1)	(10.2)	(5.4)	(15.7)
Exchange differences	(5.1)	(13.1)	(86.1)	1.2	(103.1)
At 31 March 2020	$79.0	$432.5	$1,511.4	$267.6	$2,290.5

Accumulated depreciation:
At 31 March 2018	$—	$(137.4)	$(700.5)	$—	$(837.9)
Depreciation	—	(14.6)	(95.0)	—	(109.6)
Transfers[3]	—	0.8	3.7	—	4.5
Disposals[4]	—	4.1	23.3	—	27.4
Exchange differences	—	3.2	19.4	—	22.6
At 31 March 2019	$—	$(143.9)	$(749.1)	$—	$(893.0)
Depreciation	—	(15.7)	(109.7)	—	(125.4)
Transfers[3]	—	—	0.3	—	0.3
Disposals[4]	—	1.5	40.3	—	41.8
Impairment	—	(0.6)	(48.2)	—	(48.8)
Exchange differences	—	6.4	69.9	—	76.3
At 31 March 2020	$—	$(152.3)	$(796.5)	$—	$(948.8)

Net book value amount:
At 31 March 2019	$83.8	$288.9	$758.5	$257.2	$1,388.4
At 31 March 2020	$79.0	$280.2	$714.9	$267.6	$1,341.7
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1	Construction in progress is presented net of assets transferred into service.

2	Additions include US$9.5 million and US$5.4 million of capitalized interest for the fiscal years ended 31 March 2020 and 2019, respectively.

3
Transfers for fiscal year 2020 include the net book value of US$0.8 million of leased assets in North America Fiber Cement segment that were moved from Property, plant and equipment, net to Operating lease right-of-use assets on the consolidated balance sheet at 31 March 2020. Transfers for fiscal year 2019 include the net book value of US$5.8 million associated with the Company's fiberglass windows business, which was classified as held for sale and was removed from Property, plant and equipment, net and was included in the Prepaid expenses and other current assets on the consolidated balance sheets at 31 March 2019.

4
The US$15.0 million net book value of disposals in fiscal year 2020 includes US$11.7 million of usage of replacement parts. The remaining net book value of disposals of US$3.3 million is related to the disposal of assets no longer in use. The US$28.0 million net book value of disposals in fiscal year 2019 includes US$13.7 million of usage of replacement parts, US$6.1 million of impairment due to the Company's decision to cease production of its fiberglass windows business, US$2.6 million of impairment related to the discontinuance of its MCT product line, US$0.4 million of impairment charges on individual assets and US$5.2 million of disposals of assets no longer in use.

Summary of Impairment Charges	The following table summarizes the impairment charges:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
North America Fiber Cement	$44.0	$3.0	$0.7
Asia Pacific Fiber Cement	15.0	—	—
Europe Building Products	5.5	—	—
Other Businesses	—	6.1	—
	$64.5	$9.1	$0.7